SEGMENTAL INFORMATION - Revenues from External Customers (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2014 Rate	Dec. 31, 2014 Rate	Dec. 31, 2013 Rate	Dec. 31, 2012 Rate
Revenues from external customers:
Benchmark percentage of revenue for major customer		10.00%
Concentration Risk, Percentage	25.00%
Petrobras [Member]
Revenues from external customers:
Revenues	99,976		$ 85,899	$ 92,952
Concentration Risk, Percentage	25.00%		26.00%	32.00%
DUSUP [Member]
Revenues from external customers:
Revenues	48,392		48,029	48,328
Concentration Risk, Percentage	12.00%		15.00%	17.00%
Pertamina [Member]
Revenues from external customers:
Revenues	40,004		37,302	37,300
Concentration Risk, Percentage	10.00%		11.00%	13.00%
BG Broup plc [Member]
Revenues from external customers:
Revenues	68,884		66,341	66,148
Concentration Risk, Percentage	17.00%		20.00%	23.00%
PTNR [Member]
Revenues from external customers:
Revenues	66,345		65,478	41,902
Concentration Risk, Percentage	17.00%		20.00%	15.00%
KNPC [Member]
Revenues from external customers:
Revenues	43,220		$ 0	$ 0
Concentration Risk, Percentage	11.00%		0.00%	0.00%